RX FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 29, 2016

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 29, 2016

AS SUPPLEMENTED THROUGH JUNE 28, 2016

AND TO THE SUMMARY PROSPECTUS DATED FEBRUARY 29, 2016

AS SUPPLEMENTED THROUGH JUNE 9, 2016

RX TACTICAL ROTATION FUND

(TICKERS: FMARX, RXTAX, FMLAX)

At a Board of Trustees meeting held on June 23, 2016 (“Board Meeting”), RiskX Investments, LLC (“RiskX Investments”), the adviser to the Rx Tactical Rotation Fund (the “Tactical Rotation Fund”), recommended to the Trustees of the Board that J.A. Forlines, LLC (“Forlines”) replace Newfound Research LLC (“Newfound”) as the Tactical Rotation Fund’s sub-adviser. After careful consideration, the Trust’s Board, including a majority of the Independent Trustees, accepted the resignation of Newfound, approved the appointment of Forlines as sub-adviser to the Tactical Rotation Fund, and approved the Form of Sub-Advisory Agreement between RiskX Investments and Forlines on behalf of the Tactical Rotation Fund, subject to the approval of the Tactical Rotation Fund’s shareholders. RiskX Investments also recommended that the Tactical Rotation Fund’s dividend policy be changed from annually to monthly and that the Tactical Rotation Fund be renamed the AI JAForlines Global Tactical Income Fund; the Trustees approved both the dividend policy change and the name change, subject to shareholder approval of the Sub-Advisory Agreement.

The Trustees authorized the Trust’s officers to call a special meeting of shareholders, select a record date and meeting date, and prepare and file a proxy statement to approve the new Sub-Advisory Agreement; consequently, shareholders of record will receive a proxy statement in July 2016 containing additional details regarding the proposed Sub-Advisory Agreement and details regarding the special meeting of shareholders. Until such time as the shareholders approve the Sub-Advisory Agreement, the Tactical Rotation Fund will be managed by the current portfolio team disclosed in the Prospectus.

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